CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Paid-In Capital [Member]	Accumulated Other Comprehensive Gain (Loss) [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2016	$ 17	$ 280,191		$ (236,902)	$ (258)	$ 43,048
Balance, shares at Dec. 31, 2016	16,667,394
Net loss				(19,288)		(19,288)
Common stock issued, net of issuance costs	$ 10	15,311				15,321
Common stock issued, net of issuance costs, shares	9,926,396
Stock compensation expense and related share issuances, net of shares withheld for payment of taxes		101				101
Stock compensation expense and related share issuances, net of shares withheld for payment of taxes, shares	38,834
Minimum withholding taxes on net share settlements of equity awards		(1)				(1)
Unrealized holding gain loss on marketable securities			287			287
Transfer to realized loss upon sale of available-for-sale securities
Balance at Dec. 31, 2017	$ 28	297,278	287	(256,190)	(258)	41,117
Balance, shares at Dec. 31, 2017	555,806
Net loss				(3,419)		(3,419)
Common stock issued, net of issuance costs		651				651
Common stock issued, net of issuance costs, shares	20,802
Stock compensation expense and related share issuances, net of shares withheld for payment of taxes		81				81
Stock compensation expense and related share issuances, net of shares withheld for payment of taxes, shares	20
Unrealized holding gain loss on marketable securities			(937)			(937)
Balance at Mar. 31, 2018		298,010	(650)	(259,609)	(258)	37,493
Balance, shares at Mar. 31, 2018	576,628
Balance at Dec. 31, 2017	$ 28	297,278	287	(256,190)	(258)	41,117
Balance, shares at Dec. 31, 2017	555,806
Net loss				(35,684)		(35,684)
Common stock issued, net of issuance costs	$ 32	8,683				8,715
Common stock issued, net of issuance costs, shares	32,018,551
Stock compensation expense and related share issuances, net of shares withheld for payment of taxes		332				332
Stock compensation expense and related share issuances, net of shares withheld for payment of taxes, shares	20,931
Minimum withholding taxes on net share settlements of equity awards		(5)				(5)
Unrealized holding gain loss on marketable securities			(861)			(861)
Transfer to realized loss upon sale of available-for-sale securities			484			484
Balance at Dec. 31, 2018	$ 1	313,012	(90)	(291,874)	(258)	20,791
Balance, shares at Dec. 31, 2018	1,436,555
Net loss				(3,174)		(3,174)
Common stock issued, net of issuance costs		416				416
Common stock issued, net of issuance costs, shares	57,205
Stock compensation expense and related share issuances, net of shares withheld for payment of taxes		8				8
Stock compensation expense and related share issuances, net of shares withheld for payment of taxes, shares	393
Minimum withholding taxes on net share settlements of equity awards		(1)				(1)
Transfer to realized loss upon sale of available-for-sale securities			$ 90			90
Balance at Mar. 31, 2019	$ 1	$ 313,435		$ (295,048)	$ (258)	$ 18,130
Balance, shares at Mar. 31, 2019	1,494,153